Retrospective amendments to UBS Group balance sheet presentation (Detail) - CHF (SFr) SFr in Millions	Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and balances at central banks	SFr 102,262		SFr 92,800		SFr 87,775	SFr 87,775
Loans and advances to banks (formerly: Due from banks)	15,577		13,338		13,719	13,739
Cash collateral receivables on derivative instruments	24,937		24,271		23,434	23,434
Loans and advances to customers (formerly: Loans)	318,278		316,195		310,451	318,509
of which: assets pledged as collateral that may be sold or repledged by counterparties	36,580		34,536		35,363	35,363
Derivative financial instruments (formerly: Positive replacement values)	121,604	[1],[2]	113,333	[1],[2]	118,227	118,227	[1],[2]
Investments in associates	1,026		1,037		1,018	1,018
Property, equipment and software	9,083		8,860		8,829	8,829
Goodwill and intangible assets	6,391		6,235		6,398	6,398
Deferred tax assets	9,859		9,729		9,967	9,844
Total assets	944,482	[3]	919,361		915,187	915,642	[3]
Liabilities [Abstract]
Amounts due to banks	10,242		9,024		7,533	7,533
Cash collateral payables on derivative instruments	31,843		29,426		30,247	30,247
Customer deposits (formerly: Due to customers)	403,430		398,604		403,731	408,999
Debt issued measured at amortized cost	137,530	[4]	137,883	[4]	139,551	139,551	[4]
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)	31,416		34,747		30,463	30,463
Derivative financial instruments (formerly: Negative replacement values)	119,223	[1],[2]	111,945	[1],[2]	116,191	116,133	[1],[2]
Provisions	3,123		3,044		3,207	3,133
Total liabilities	893,649		868,056		864,494	864,371
Total liabilities and equity	SFr 944,482		SFr 919,361		SFr 915,187	915,642
Former presentation prior to adoption of IFRS 9
Assets [Abstract]
Cash and balances at central banks						87,775
Loans and advances to banks (formerly: Due from banks)						13,739
Cash collateral on securities borrowed (newly included in Receivables from securities financing transactions)						12,393
Reverse repurchase agreements (newly included in Receivables from securities financing transactions)						77,240
Cash collateral receivables on derivative instruments						23,434
Loans and advances to customers (formerly: Loans)						319,568
Financial assets held to maturity (superseded)						9,166
Financial assets at fair value held for trading (formerly Trading portfolio assets)						130,707
of which: assets pledged as collateral that may be sold or repledged by counterparties						35,363
Derivative financial instruments (formerly: Positive replacement values)						118,227
Financial assets designated at fair value						58,933
Financial assets available for sale (superseded)						8,665
Investments in associates						1,018
Property, equipment and software						8,829
Goodwill and intangible assets						6,398
Deferred tax assets						9,844
Other assets (superseded)						29,706
Total assets						915,642
Liabilities [Abstract]
Amounts due to banks						7,533
Cash collateral on securities lent (newly included in Payables from securities financing transactions)						1,789
Repurchase agreements (newly included in Payables from securities financing transactions)						15,255
Cash collateral payables on derivative instruments						30,247
Customer deposits (formerly: Due to customers)						408,999
Debt issued measured at amortized cost						139,551
Financial liabilities at fair value held for trading (formerly Trading portfolio liabilities)						30,463
Derivative financial instruments (formerly: Negative replacement values)						116,133
Financial liabilities designated at fair value (superseded)						54,202
Provisions						3,133
Other liabilities (superseded)						57,064
Total liabilities						864,371
Total liabilities and equity						SFr 915,642

[1]
Derivative financial liabilities as of 30 June 2018 include CHF 0.0 billion related to derivative loan commitments (31 March 2018: CHF 0.1 billion; 31 December 2017: CHF 0.0 billion). No notional amounts related to these commitments are included in this table but they are disclosed within Note 16 under Loan commitments with a committed amount of CHF 8.1 billion as of 30 June 2018 (31 March 2018: CHF 3.9 billion; 31 December 2017: CHF 5.3 billion).

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Prior period information may not be comparable as a result of the adoption of IFRS 9, Financial Instruments and IFRS 15, Revenue from Contracts with Customers, both effective 1 January 2018. Refer to Note 1 for more information on these changes.

[4]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.